Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) (Senior Secured Notes [Member], USD $)	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012
Senior Secured Notes [Member]
Credit Facilities [Line Items]
Maximum borrowing outstanding during the year	$ 100,548,000	$ 88,143,000
Average outstanding balance during the year	$ 78,371,000	$ 71,045,000
Weighted average interest rate for the year	3.60%	3.60%
Effective interest rate at year-end	3.60%	3.60%